Derivative Instruments And Hedging Activities (Schedule Of The Effect Of Derivatives Not Designated As Hedging Instruments On The Financial Statements) (Details) (USD $)
In Millions, unless otherwise specified
	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 28, 2012	Jun. 30, 2011	Jun. 28, 2012	Jun. 30, 2011	Dec. 29, 2011	Dec. 30, 2010	Dec. 31, 2009
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss on derivative instruments		$ (2.0)	$ 0.4	$ (0.8)	$ (1.3)	$ (5.3)	$ 7.0
Non Operating Expense [Member] | Not Designated As Hedging Instruments [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Realized loss on derivative instruments	(1.4)	(1.6)	(3.0)	(3.2)	(6.5)	(6.2)	(6.2)
Gain (loss) from change in fair value on cash flow hedges	0.8	(1.7)	1.5	(0.2)	(1.3)	(5.3)	7.0
Amortization of AOCI on discontinued cash flow hedges	(0.8)	(0.3)	(1.1)	(0.6)
Total	$ (1.4)	$ (3.6)	$ (2.6)	$ (4.0)	$ (7.8)	$ (11.5)	$ 0.8